UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21575

Bryce Capital Funds

                                                                    (Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY    14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA ; 95 Allens Creek Road. Rochester, NY 14618

                                                                            (Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/10

Date of reporting period: 09/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Growth Fund
Investments September 30, 2009
Showing Percentage of Net Assets

Common Stocks - 95.65%

		Shares	Value

Consumer Discretionary - 26.28%
+	Amazon Com Inc	1,875	175,050
+	BJ's Restaurants Inc	6,500	97,435
+	Buffalo Wild Wings Inc	3,800	158,118
+	Career Ed Corp	5,750	140,185
+	Netflix Com Inc	2,885	133,200
+	Panera Bread Co	2,600	143,000
+	Priceline Com Inc	1,100	182,402
	TJX Cos Inc New	4,500	167,175
	Las Vegas Sands Corp	10,100	170,084
			1,366,649

Consumer Staples - 6.96%
+	Green Mountain Coffee Roasters	2,550	188,292
+	Whole Foods Mkt Inc	5,700	173,793
			362,085

Energy - 6.83%
+	National Oilwell Varco Inc.	4,250	183,303
	Weatherford International	8,300	172,059
			355,362

Financials - 6.10%
+	Intercontinental Exchange Inc.	1,600	155,504
	MasterCard, Inc.	800	161,720
			317,224

Health Care - 12.96%
+	Cerner Corp Com	2,400	179,520
	HMS Hldgs Corp	3,800	145,274
+	Idexx Labs	3,050	152,500
+	Intuitive Surgical	750	196,688
			673,982

Information Technology - 33.37%
+	Apple Inc Com	1,000	185,370
+	Broadcom Corp Cl A	5,625	172,630
+	Google Inc. Cl A	375	185,944
	Marvell Technology Group	8,050	130,330
+	NVIDIA Corp Com	11,300	169,839
+	Netease Com Inc	4,550	207,844
	Qualcomm Inc	3,450	155,181
	Quality Sys Inc	3,150	193,946
+	Research In Motion	2,350	158,743
+	Starent Networks Corp	6,900	175,398
			1,735,223

Telecommunication Services - 3.14%
+	J2 Global Communicatons Inc	7,100	163,371
			163,371

Total Common Stocks -99.5%			$ 4,973,896

Dreyfus Institutional Res Money			$ 26,281.75

Total Money Market Funds - 4.35%			$ 6,282.00

Net Investment Assets - 100%			$ 5,200,178

Bryce Capital Value Fund
Investments September 30, 2009
Showing Percentage of Net Assets

Common Stocks - 99.68%

	Shares	Value

Industrials - 6.07%
Encore Wire Corp	5,075	$113,376
Corrections Corp America	4,700	$106,455
L-3 Communications Hldgs Inc	1,325	$106,424
		$326,255
Consumer Discretionary - 20.83%

Aeropostale	2,700	$117,369
Brinker Intl Inc	5,500	$86,515
Coach Inc.	3,500	$115,220
Cracker Barrel Old Ctry Store	3,650	$125,560
Darden Restaurants Inc Com	2,600	$88,738
Dollar Tree Inc	2,225	$108,313
Kohls Corp	1,900	$108,395
O Reilly Automotive Inc	2,100	$75,894
Papa Johns Intl Inc	3,700	$90,909
Ross Stores Inc	2,200	$105,094
Yum Brands Inc.	2,900	$97,904
		$1,119,911
Consumer Staples 3.81%
Mc Cormick & Co Inc Common	2,875	$97,578
PepsiCo		$107,055
		$204,632

Energy - 4.21%
Core Laboratories N V	1,100	$113,399
World Fuel Svcs Corp	2,350	$112,965
		$226,364

Financials - 16.04%
Affiliated Managers Group Inc Com	1,725	$112,142
Commerce Bank Shares	2,200	$81,928
Goldman Sachs Group Inc Com	700	$129,045
Knight Cap Group Inc	5,500	$119,625
Morgan Stanley Co	3,400	$104,992
NYSE Euronext	3,700	$106,893
Ocwen Finl Corp	8,050	$91,126
TD Ameritrade	5,950	$116,739
		$862,490

Health Care - 21.97%
Biovail Corp	7,300	$112,639
Computer Programs & Systems Inc	2,500	$103,525
Davita inc	2,600	$110,448
Edwards Lifesciences Corp	1,450	$101,369
McKesson Inc.	1,850	$110,168
Medco Health Solutions Inc	1,825	$100,940
Teva Pharmaceutical Inds Ltd Adr	2,125	$107,440
Thermo Electron Corp.	2,500	$109,175
VCA Antech Inc	4,175	$112,266
Waters Corp.	2,000	$111,720
Mednax Inc	1,850	$101,602
		$1,181,291

Materials - 3.85%
Scotts Miracle-Gro Company	2,750	$118,113
Mosaic Co	1,850	$88,930
		$207,042

Information Technology - 20.93%
BMC Software Inc	2,900	$108,837
Blue Coat Systems	5,855	$132,264
Check Point Software Technologies Ltd	4,050	$114,818
Dell Inc.	8,450	$128,947
EMC Corp	6,500	$110,760
Maximus Inc	2,925	$136,305
Open Text Corp Com	2,300	$85,859
PerkinElmer Inc.	5,475	$105,339
Shanda Interactive Entmt Ltd	1,750	$89,600
Skyworks Solutions Inc	8,500	$112,540
		$1,125,269

Telecommunication Services -1.99%
USA Mobility Inc	8,300	$106,904
		$106,904

Total Common Stocks - 99.68%		$5,360,157

BONY Hamilton Money Market Fund		$17,181

Total Money Market Funds - 0.32%		$17,181

Net Investment Assets - 100%		$5,377,338

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

10/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

10/29/09

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

10/29/09